Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents (Note 9)	$ 84,418	$ 69,531
Accounts receivable less allowances of $12,590 (2012 - $10,892)	91,770	93,333
Inventories	6,703	7,058
Current deferred income taxes (Note 11)	20,257	13,659
Prepaid income taxes	3,690	2,643
Prepaid expenses	17,818	11,447
Total current assets	224,656	197,671
Investments of deferred compensation plans held in trust (Notes 14 and 16)	42,465	36,089
Properties and equipment, at cost, less accumulated depreciation (Note 12)	92,955	91,934
Identifiable intangible assets less accumulated amortization of $32,055 (2012 - $30,414) (Note 6)	56,556	57,177
Goodwill	466,871	465,832
Other assets	10,198	10,923
Total Assets	893,701	859,626
Current liabilities
Accounts payable	41,758	48,472
Current portion of long-term debt (Note 3)	183,564
Income taxes (Note 11)	111	4,938
Accrued insurance	41,859	40,654
Accrued compensation	48,323	45,457
Accrued legal	23,210	1,161
Other current liabilities	25,161	16,140
Total current liabilities	363,986	156,822
Deferred income taxes (Note 11)	27,301	27,662
Long-term debt (Note 3)		174,890
Deferred compensation liabilities (Note 14)	42,348	35,599
Other liabilities	11,176	11,362
Total Liabilities	444,811	406,335
Commitments and contingencies (Notes 13 and 18)
Stockholders' Equity
Capital stock - authorized 80,000,000 shares $1 par; issued 32,245,226 shares (2012 - 31,589,366 shares)	32,245	31,589
Paid-in capital	481,011	437,364
Retained earnings	686,114	623,035
Treasury stock - 14,660,427 shares (2012 - 13,057,270 shares), at cost	(752,634)	(640,732)
Deferred compensation payable in Company stock (Note 14)	2,154	2,035
Total Stockholders' Equity	448,890	453,291
Total Liabilities and Stockholders' Equity	$ 893,701	$ 859,626